Inventories (Details) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Inventories Abstract
Supplies and spare-parts	$ 6,438	$ 6,701
Advance to suppliers		1
Total inventories	$ 6,438	$ 6,702